Segmented Information - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Gross revenue	$ 6,479.6	$ 5,677.2
Increase (decrease) due to corrections of prior period errors
Disclosure of geographical areas [line items]
Gross revenue		61.2
United Kingdom
Disclosure of geographical areas [line items]
Gross revenue	411.6	348.1
United Kingdom | Previously stated
Disclosure of geographical areas [line items]
Gross revenue		409.3
United Kingdom | Increase (decrease) due to corrections of prior period errors
Disclosure of geographical areas [line items]
Gross revenue		348.1
Other global geographies
Disclosure of geographical areas [line items]
Gross revenue	$ 553.7	476.2
Other global geographies | Previously stated
Disclosure of geographical areas [line items]
Gross revenue		415.0
Other global geographies | Increase (decrease) due to corrections of prior period errors
Disclosure of geographical areas [line items]
Gross revenue		$ 476.2